Transactions with Affiliates of Fortress or AIG	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Transactions with Affiliates of Fortress or AIG

8. RELATED PARTY TRANSACTIONS

Chief Executive Officer

During the nine months ended September 30, 2016 and nine months ended September 30, 2015 the Company incurred compensation expense to our Chief Executive Officer under the Professional Consulting Contract of $750,000 and $975,000 respectively, of which $220,079 was offset against common stock subscription in 2015. Preferred dividends in the amount of $29,917 were paid in cash to our Chief Executive Officer during the nine months ended September 30, 2016. During the three months ended September 30, 2016 and three months ended September 30, 2015 the Company incurred compensation expense to our Chief Executive Officer under the Professional Consulting Contract of $250,000 and $475,000 respectively, of which $220,079 was offset against common stock subscription in 2015.

Chief Operating Officer

During the nine months ended September 30, 2016 and nine months ended September 30, 2015 the Company incurred compensation expense to our Chief Operating Officer of $172,500 and $188,846 respectively. During the three months ended September 30, 2016 and three months ended September 30, 2015 the Company incurred compensation expense to our Chief Operating Officer of $57,500 and $79,231 respectively.

Consulting Fees

During the nine months ended September 30, 2015, the Company incurred director and consulting fees of $20,000 to Gilmour & Company Pty Ltd, which is owned by Ian Gilmour, a former director of the Company. During the three months ended September 30, 2015, the Company incurred director and consulting fees of $7,500 to Gilmour & Company Pty Ltd, which is owned by Ian Gilmour, a former director of the Company. There were no such fees incurred in 2016.

During the nine months ended September 30, 2016 and nine months ended September 30, 2015, the Company incurred director fees totaling $26,500 and $20,000, respectively, to Matthew Banks, who is a director of the Company. During the three months ended September 30, 2016 and three months ended September 30, 2015, the Company incurred director fees totaling $9,000 and $7,500, respectively, to Matthew Banks, who is a director of the Company.

During the nine months ended September 30, 2016 and nine months ended September 30, 2015, the Company incurred director fees totaling $26,500 and $20,000, respectively to R & H Nominees Pty Ltd, which is owned by Harold Hansen, who is a director of the Company. During the three months ended September 30, 2016 and three months ended September 30, 2015, the Company incurred director fees totaling $9,000 and $7,500, respectively to R & H Nominees Pty Ltd, which is owned by Harold Hansen, who is a director of the Company.

During the nine months ended September 30, 2016 and nine months ended September 30, 2015, the Company incurred consulting fees totaling $40,000 and $257,266, respectively, to Clem Tacca and related parties. During the three months ended September 30, 2016 and three months ended September 30, 2015, the Company incurred consulting fees totaling $40,000 and $66,852, respectively, to Clem Tacca and related parties. Clem Tacca is a shareholder of IEG Holdings Corporation.

During the nine months ended September 30, 2016 and nine months ended September 30, 2015, the Company incurred consulting fees totaling $120,404 and $373,954, respectively, to Frank Wilkie and related parties. During the three months ended September 30, 2016 and three months ended September 30, 2015, the Company incurred consulting fees totaling $33,200 and $124,454, respectively, to Frank Wilkie and related parties. $25,000 of the $373,954 consulting fees incurred in the nine months ended September 30, 2015 was paid, with $224,500 offset as consideration for Series G Preferred Stock on June 19, 2015 and $124,454 offset as consideration for common stock subscriptions. Frank Wilkie is a shareholder of IEG Holdings Corporation.

During the nine months ended September 30, 2016 and nine months ended September 30, 2015, the Company incurred consulting fees totaling $82,886 and $44,750, respectively, to Ascendant SC Pty Ltd. During the three months ended September 30, 2016 and three months ended September 30, 2015, the Company incurred consulting fees totaling $14,000 and $0, respectively, to Ascendant SC Pty Ltd. $35,000 of the consulting fees incurred in 2016 were offset as consideration for Common Stock on May 2, 2016. $25,000 of the consulting fees incurred during the nine months ended September 30, 2015 were offset as consideration for Series G Preferred Stock on June 19, 2015. Ascendant SC Pty Ltd is a shareholder of IEG Holdings Corporation.

During the nine months ended September 30, 2016 and nine months ended September 30, 2015, the Company incurred consulting fees totaling $50,700 and $50,000, respectively, to Judith Willoughby and related parties. During the three months ended September 30, 2016 and three months ended September 30, 2015, the Company incurred consulting fees totaling $37,500 and $50,000, respectively, to Judith Willoughby and related parties. Judith Willoughby is a shareholder of IEG Holdings Corporation.

During the nine months ended September 30, 2016 and nine months ended September 30, 2015, the Company incurred consulting fees totaling $193,024 and $0, respectively, to three related parties. During the three months ended September 30, 2016 and three months ended September 30, 2015, the Company incurred consulting fees totaling $86,585 and $0, respectively, to three related parties. $122,000 of the consulting fees incurred during the nine months ended September 30, 2016 were offset as consideration for common stock subscriptions. The related parties are shareholders of IEG Holdings Corporation.

10.	RELATED PARTY TRANSACTIONS

Chief Executive Officer

Compensation to our Chief Executive Officer under the Professional Consulting Contract totaled $1,300,000 for the year ended December 31, 2015. $220,079 was offset against common stock subscription and $4,921 against CEO advance. Compensation to our Chief Executive Officer under the Professional Consulting Contract totaled $1,300,000 for the year ended December 31, 2014, of which $1,000,000 was offset against common stock subscription and $85,989 was offset against preferred stock subscription. The balance of deferred salary amounted to $106,588 at December 31, 2014.

Chief Operating Officer

Compensation to our Chief Operating Officer totaled $250,000 for the year ended December 31, 2015. $20,000 was offset against common stock subscription. Compensation to our Chief Operating Officer totaled $220,000 for the year ended December 31, 2014.

VP Corporate Finance

Compensation to our VP Corporate Finance totaled $121,721 for the year ended December 31, 2015, of which $14,029 was offset against common stock subscription. Compensation to our VP Corporate Finance totaled $155,573 for the year ended December 31, 2014, of which $67,112 was offset against common stock subscription.

Consulting Fees

During the years ended December 31, 2015 and December 31, 2014, the Company incurred director and consulting fees totaling $27,500 and $29,538, respectively, to Gilmour & Company Pty Ltd., which is owned by Ian Gilmour, a director of IEG Holdings Corporation.

During the years ended December 31, 2015 and December 31, 2014, the Company incurred director fees totaling $27,500 and $0, respectively, to Matthew Banks, who is a director of IEG Holdings Corporation. $20,000 of the $27,500 consulting fees incurred in year ended December 31, 2015 was paid, with the remaining $7,500 offset as consideration for common stock subscriptions by Ian Banks (Matthew Bank’s father).

During the years ended December 31, 2015 and December 31, 2014, the Company incurred director fees totaling $27,500 and $0, respectively to R & H Nominees Pty Ltd which is owned by Harold Hansen, who is a director of IEG Holdings Corporation.

During the years ended December 31, 2015 and December 31, 2014, the Company incurred director and consulting fees totaling $4,500 and $20,000 to Comms Watch Pty Ltd, which is owned by Damien Mathieson, the brother of our Chief Executive Officer.

During the years ended December 31, 2015 and December 31, 2014, the Company incurred consulting fees totaling $318,857 and $321,951, respectively, to Clem Tacca, who is a shareholder of IEG Holdings Corporation, and related entities.

During the years ended December 31, 2015 and December 31, 2014, the Company incurred consulting fees totaling $66,098 and $22,000, respectively, to Ascendant SC Pty Ltd, which is a shareholder of IEG Holdings Corporation. $25,000 of the consulting fees incurred were offset as consideration for Series G Preferred Stock on June 19, 2015 and $10,000 of the consulting fees incurred were offset as consideration for common stock subscriptions at December 31, 2015.

During the years ended December 31, 2015 and December 31, 2014, the Company incurred consulting fees totaling $419,204 and $150,473, respectively, to Frank Wilkie, who is a shareholder of IEG Holdings Corporation, and related entities. $70,250 of the $419,204 consulting fees incurred in the year ended December 31, 2015 was paid, with $224,500 offset as consideration for Series G Preferred Stock on June 19, 2015 and $124,454 offset as consideration for common stock subscriptions.

During the years ended December 31, 2015 and December 31, 2014, the Company incurred consulting fees totaling $75,000 and $0, respectively, to Judith Willoughby, who is a shareholder of IEG Holdings Corporation, and related entities. $55,000 of the $75,000 consulting fees incurred in the year ended December 31, 2015 was paid, with the remaining $20,000 offset as consideration for common stock subscriptions.

OneMain Holdings Inc [Member]
Transactions with Affiliates of Fortress or AIG

8. Transactions with Affiliates of Fortress

SUBSERVICING AGREEMENT

Nationstar Mortgage LLC (“Nationstar”) subservices the real estate loans of certain of our indirect subsidiaries (collectively, the “Owners”). Investment funds managed by affiliates of Fortress indirectly own a majority interest in Nationstar. The Owners paid Nationstar subservicing fees of less than $1 million for the three months ended September 30, 2016 and 2015 and $1 million for the nine months ended September 30, 2016 and 2015.

INVESTMENT MANAGEMENT AGREEMENT

Logan Circle Partners, L.P. (“Logan Circle”) provides investment management services for Springleaf investments. Logan Circle is a wholly owned subsidiary of Fortress. Costs and fees incurred for these investment management services were less than $1 million for the three months ended September 30, 2016 and 2015. Costs and fees incurred for these investment management services totaled $1 million for the nine months ended September 30, 2016 and 2015.

SALE OF EQUITY INTEREST IN SPRINGCASTLE JOINT VENTURE

On March 31, 2016, we sold our 47% equity interest in the SpringCastle Joint Venture, which owns the SpringCastle Portfolio, to certain subsidiaries of NRZ and Blackstone. See Note 2 for further information on this sale. NRZ is managed by an affiliate of Fortress.

Unless we are terminated, we will continue to act as the servicer of the SpringCastle Portfolio for the SpringCastle Funding Trust pursuant to a servicing agreement. Servicing fees revenue totaled $10 million and $21 million for the three and nine months ended September 30, 2016. At September 30, 2016, the servicing fees receivable from the SpringCastle Funding Trust totaled $3 million.

11. Transactions with Affiliates of Fortress or AIG

FORTRESS AFFILIATED TRANSACTIONS

Subservicing Agreement

Nationstar Mortgage LLC (“Nationstar”) subservices the real estate loans of certain indirect subsidiaries (collectively, the “Owners”). Investment funds managed by affiliates of Fortress indirectly own a majority interest in Nationstar. The Owners paid Nationstar subservicing fees of $2 million in 2015, $5 million in 2014, and $9 million in 2013.

As a result of the sales of our real estate loans during 2014 (some of which were serviced by Nationstar) and the sale of certain mortgage servicing rights in 2014, our exposure to these affiliated services is reduced.

Investment Management Agreement

Logan Circle Partners, L.P. (“Logan Circle”) provides investment management services for our investments. Logan Circle is a wholly owned subsidiary of Fortress. Costs and fees incurred for these investment management services totaled $1 million in 2015, 2014, and 2013.

Joint Venture

Certain subsidiaries of New Residential Investment Corp. (“NRZ”), own a 30% equity interest in the joint venture that acquired the SpringCastle Portfolio, in which we own a 47% equity interest. NRZ is managed by an affiliate of Fortress.

Third Street Disposition

On March 6, 2014, we entered into an agreement to sell, subject to certain closing conditions, all of our interest in the mortgage-backed retained certificates related to a securitization transaction completed in 2009 to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPFS”). Concurrently, NRZ and MLPFS entered into an agreement pursuant to which NRZ agreed to purchase approximately 75% of these retained certificates. NRZ is managed by an affiliate of Fortress.

MSR Sale

SFC and MorEquity, Inc. (“MorEquity”), a wholly owned subsidiary of SFC, entered into an agreement, dated and effective August 1, 2014, to sell the servicing rights of the mortgage loans primarily underlying the mortgage securitizations completed during 2011 through 2013 to Nationstar for a purchase price of $39 million (the “MSR Sale”). From the closing of the MSR Sale on August 29, 2014, until the servicing transfer on September 30, 2014, we continued to service certain loans on behalf of Nationstar under an interim servicing agreement. At December 31, 2014, the receivable from Nationstar for our interim servicing fees totaled $1 million. In May of 2015, Nationstar paid off the remaining balance of $1 million of this receivable. Investment funds managed by affiliates of Fortress indirectly own a majority interest in Nationstar.

AIG AFFILIATED TRANSACTIONS

As a result of the offering of our common stock in May of 2015, the economic interests of American International Group, Inc. (“AIG”) is no longer material; therefore, the discussion of AIG affiliated transactions below only relates to 2014 and 2013.

Reinsurance Agreements

Merit Life Insurance Co. (“Merit”), SFC’s indirect wholly owned insurance subsidiary, enters into reinsurance agreements with subsidiaries of AIG, for reinsurance of various group annuity, credit life, and credit disability insurance where Merit reinsures the risk of loss. The reserves for this business fluctuate over time and, in some instances, are subject to recapture by the insurer. Reserves recorded by Merit for reinsurance agreements with subsidiaries of AIG totaled $44 million at December 31, 2014.

Insurance Coverage

We hold various insurance policies with AIG subsidiaries covering liabilities of directors and officers, errors and omissions, lawyers, employment practices, fiduciary, and fidelity bond. Premium expenses on these policies totaled $1 million in 2014 and 2013.

Derivatives

On August 5, 2013, we terminated our remaining cross currency interest rate swap agreement with AIG Financial Products Corp. (“AIGFP”) and recorded a loss of $2 million in other revenues — other. The notional amount of this swap agreement totaled $417 million at August 5, 2013. Immediately following this termination, we had no derivative financial instruments. As a result of this termination, AIGFP returned the remaining cash collateral of $40 million to SFI that SFI had posted as security for SFC’s swap agreement with AIGFP.